Members’ Deficit (Tables) - Manscaped Holdings, LLC [Member] - Member Deficit [Member]	12 Months Ended
Dec. 31, 2021
Members’ Deficit (Tables) [Line Items]
Schedule of basic and diluted net loss per unit
	Years Ended December 31,
	2021	2020
Numerator (in thousands):
Net loss	$(315,476)	$(54,177)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature	—	(2,131)
Net loss attributable to common unit holders – basic and diluted	$(315,476)	$(56,308)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$(49.29)	$(8.80)

Schedule of weighted-average number of potentially dilutive units
	Years Ended December 31,
	2021	2020
Incentive units	17,072,158	17,778,671
Series A preferred units, if-converted basis	9,810,330	7,574,745
Convertible debt, if-converted basis	—	783,777
Total	26,882,488	26,137,193